Distribution Date:	09/17/21	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Brian Hanson	(202) 715-9500
Current Mortgage Loan and Property Stratification	9-13		900 19th Street,NW, 8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 1)	14-16	Trust Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 2)	17-19		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	20		3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Historical Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24	Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	25-26		General Contact	(312) 332-7457
Modified Loan Detail	27		190 South LaSalle Street, 7th Floor, | Chicago, IL 60603
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61762XAQ0	1.313000%	80,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762XAR8	3.001000%	161,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61762XAS6	3.824000%	107,200,000.00	41,223,331.94	1,713,087.14	131,365.02	0.00	0.00	1,844,452.16	39,510,244.80	42.95%	30.00%
A-3	61762XAT4	3.973000%	260,000,000.00	184,464,162.09	0.00	610,730.10	0.00	0.00	610,730.10	184,464,162.09	42.95%	30.00%
A-4	61762XAU1	4.259000%	284,721,000.00	284,721,000.00	0.00	1,010,522.28	0.00	0.00	1,010,522.28	284,721,000.00	42.95%	30.00%
A-S	61762XAW7	4.482000%	105,297,000.00	105,297,000.00	0.00	393,284.30	0.00	0.00	393,284.30	105,297,000.00	31.14%	21.75%
B	61762XAX5	4.921504%	74,983,000.00	74,983,000.00	0.00	307,524.25	0.00	0.00	307,524.25	74,983,000.00	22.73%	15.88%
C	61762XAZ0	4.921504%	52,648,000.00	52,648,000.00	0.00	215,922.77	0.00	0.00	215,922.77	52,648,000.00	16.82%	11.75%
D	61762XAC1	4.921504%	52,648,000.00	52,648,000.00	0.00	215,922.77	0.00	0.00	215,922.77	52,648,000.00	10.92%	7.63%
E	61762XAE7	4.921504%	19,145,000.00	19,145,000.00	0.00	78,518.49	0.00	0.00	78,518.49	19,145,000.00	8.77%	6.13%
F	61762XAG2	3.709000%	20,740,000.00	20,740,000.00	0.00	78,414.43	0.00	0.00	78,414.43	20,740,000.00	6.44%	4.50%
G	61762XAJ6	3.709000%	14,359,000.00	14,359,000.00	0.00	0.00	0.00	0.00	0.00	14,359,000.00	4.83%	3.38%
H	61762XAL1	3.709000%	43,075,957.00	43,075,957.00	0.00	0.00	0.00	0.00	0.00	43,075,957.00	0.00%	0.00%
R	61762XAN7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,276,316,958.00	893,304,451.03	1,713,087.14	3,042,204.41	0.00	0.00	4,755,291.55	891,591,363.89

Notional Certificates
X-A	61762XAV9	0.739176%	998,718,000.00	615,705,494.03	0.00	379,262.31	0.00	0.00	379,262.31	613,992,406.89
X-C	61762XAA5	1.212504%	78,174,957.00	78,174,957.00	0.00	78,989.51	0.00	0.00	78,989.51	78,174,957.00
Notional SubTotal			1,076,892,957.00	693,880,451.03	0.00	458,251.82	0.00	0.00	458,251.82	692,167,363.89

Deal Distribution Total					1,713,087.14	3,500,456.23	0.00	0.00	5,213,543.37

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762XAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762XAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61762XAS6	384.54600690	15.98029049	1.22541996	0.00000000	0.00000000	0.00000000	0.00000000	17.20571045	368.56571642
A-3	61762XAT4	709.47754650	0.00000000	2.34896192	0.00000000	0.00000000	0.00000000	0.00000000	2.34896192	709.47754650
A-4	61762XAU1	1,000.00000000	0.00000000	3.54916666	0.00000000	0.00000000	0.00000000	0.00000000	3.54916666	1,000.00000000
A-S	61762XAW7	1,000.00000000	0.00000000	3.73500005	0.00000000	0.00000000	0.00000000	0.00000000	3.73500005	1,000.00000000
B	61762XAX5	1,000.00000000	0.00000000	4.10125295	0.00000000	0.00000000	0.00000000	0.00000000	4.10125295	1,000.00000000
C	61762XAZ0	1,000.00000000	0.00000000	4.10125304	0.00000000	0.00000000	0.00000000	0.00000000	4.10125304	1,000.00000000
D	61762XAC1	1,000.00000000	0.00000000	4.10125304	0.00000000	0.00000000	0.00000000	0.00000000	4.10125304	1,000.00000000
E	61762XAE7	1,000.00000000	0.00000000	4.10125307	0.00000000	0.00000000	0.00000000	0.00000000	4.10125307	1,000.00000000
F	61762XAG2	1,000.00000000	0.00000000	3.78083076	(0.68999759)	7.15133607	0.00000000	0.00000000	3.78083076	1,000.00000000
G	61762XAJ6	1,000.00000000	0.00000000	0.00000000	3.09083362	28.60350512	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61762XAL1	1,000.00000000	0.00000000	0.00000000	3.09083325	51.84255825	0.00000000	0.00000000	0.00000000	1,000.00000000
R	61762XAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762XAV9	616.49584170	0.00000000	0.37974915	0.00000000	0.00000000	0.00000000	0.00000000	0.37974915	614.78055556
X-C	61762XAA5	1,000.00000000	0.00000000	1.01041962	0.00000000	0.00000000	0.00000000	0.00000000	1.01041962	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	131,365.02	0.00	131,365.02	0.00	0.00	0.00	131,365.02	0.00
A-3	08/01/21 - 08/30/21	30	0.00	610,730.10	0.00	610,730.10	0.00	0.00	0.00	610,730.10	0.00
A-4	08/01/21 - 08/30/21	30	0.00	1,010,522.28	0.00	1,010,522.28	0.00	0.00	0.00	1,010,522.28	0.00
X-A	08/01/21 - 08/30/21	30	0.00	379,262.31	0.00	379,262.31	0.00	0.00	0.00	379,262.31	0.00
X-C	08/01/21 - 08/30/21	30	0.00	78,989.51	0.00	78,989.51	0.00	0.00	0.00	78,989.51	0.00
A-S	08/01/21 - 08/30/21	30	0.00	393,284.30	0.00	393,284.30	0.00	0.00	0.00	393,284.30	0.00
B	08/01/21 - 08/30/21	30	0.00	307,524.25	0.00	307,524.25	0.00	0.00	0.00	307,524.25	0.00
C	08/01/21 - 08/30/21	30	0.00	215,922.77	0.00	215,922.77	0.00	0.00	0.00	215,922.77	0.00
D	08/01/21 - 08/30/21	30	0.00	215,922.77	0.00	215,922.77	0.00	0.00	0.00	215,922.77	0.00
E	08/01/21 - 08/30/21	30	0.00	78,518.49	0.00	78,518.49	0.00	0.00	0.00	78,518.49	0.00
F	08/01/21 - 08/30/21	30	162,629.26	64,103.88	0.00	64,103.88	(14,310.55)	0.00	0.00	78,414.43	148,318.71
G	08/01/21 - 08/30/21	30	366,336.45	44,381.28	0.00	44,381.28	44,381.28	0.00	0.00	0.00	410,717.73
H	08/01/21 - 08/30/21	30	2,100,027.21	133,140.60	0.00	133,140.60	133,140.60	0.00	0.00	0.00	2,233,167.81
Totals			2,628,992.92	3,663,667.56	0.00	3,663,667.56	163,211.33	0.00	0.00	3,500,456.23	2,792,204.25

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61762XAW7	4.482000%	105,297,000.00	105,297,000.00	0.00	393,284.30	0.00	0.00	393,284.30	105,297,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61762XAX5	4.921504%	74,983,000.00	74,983,000.00	0.00	307,524.25	0.00	0.00	307,524.25	74,983,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61762XAZ0	4.921504%	52,648,000.00	52,648,000.00	0.00	215,922.77	0.00	0.00	215,922.77	52,648,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			232,928,000.03	232,928,000.00	0.00	916,731.32	0.00	0.00	916,731.32	232,928,000.00

Exchangeable Certificate Details
PST	61762XAY3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 31

Additional Information
Total Available Distribution Amount (1)	5,213,543.37
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,682,831.22	Master Servicing Fee	15,384.69
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,938.47
Interest Adjustments	0.00	Trustee Fee	300.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	384.62
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	855.89
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,682,831.22	Total Fees	18,863.66

Principal		Expenses/Reimbursements
Scheduled Principal	1,713,087.16	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	132,379.68
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,831.65
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,713,087.16	Total Expenses/Reimbursements	163,211.33

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,500,456.23
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,713,087.14
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,213,543.37
Total Funds Collected	5,395,918.38	Total Funds Distributed	5,395,618.36

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	893,304,451.06	893,304,451.06	Beginning Certificate Balance	893,304,451.03
(-) Scheduled Principal Collections	1,713,087.16	1,713,087.16	(-) Principal Distributions	1,713,087.14
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.02)	(0.02)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	891,591,363.92	891,591,363.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	897,403,923.08	897,403,923.08	Ending Certificate Balance	891,591,363.89
Ending Actual Collateral Balance	895,972,375.72	895,972,375.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.03)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.03)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.92
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	122,800,023.04	13.77%	26	5.0635	NAP	Defeased	14	122,800,023.04	13.77%	26	5.0635	NAP
10,000,000 or less	26	135,390,352.22	15.19%	24	5.0425	1.802744	1.30 or less	13	267,315,532.43	29.98%	23	5.0585	0.921981
10,000,001 to 20,000,000	7	93,998,073.99	10.54%	23	4.7491	2.131352	1.31-1.40	3	22,933,606.65	2.57%	24	4.9518	1.325510
20,000,001 to 30,000,000	5	123,010,453.89	13.80%	23	4.7604	1.226951	1.41-1.50	4	72,666,276.56	8.15%	24	5.3819	1.434708
30,000,001 to 40,000,000	5	177,201,841.28	19.87%	23	5.1414	1.217104	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	9	145,586,534.42	16.33%	22	4.2917	1.683402
50,000,001 to 60,000,000	1	52,720,357.92	5.91%	23	5.2000	1.032100	1.71-1.80	1	12,103,383.68	1.36%	23	4.6500	1.779900
60,000,001 to 80,000,000	1	72,190,472.18	8.10%	23	4.3700	1.697200	1.81-1.90	2	39,709,900.09	4.45%	24	5.1569	1.883868
80,000,001 to 120,000,000	1	114,279,789.40	12.82%	22	3.7750	2.565600	1.91-2.01	1	3,933,671.87	0.44%	25	5.5200	1.979500
120,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.02-2.10	1	4,516,827.98	0.51%	25	5.4720	2.067700
Totals	60	891,591,363.92	100.00%	24	4.7876	1.660416	2.11-2.20	2	17,005,806.56	1.91%	24	5.2371	2.161283
							2.21-2.30	0	0.00	0.00%	0	0.0000	0.000000
							2.31-2.40	1	2,964,937.84	0.33%	24	5.6230	2.395300
							2.41-2.60	2	128,779,789.40	14.44%	22	3.7964	2.568764
							2.61-2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71-3.00	4	23,733,816.83	2.66%	24	5.0346	2.876975
							3.01 or greater	3	27,541,256.57	3.09%	25	5.2104	3.577709
							Totals	60	891,591,363.92	100.00%	24	4.7876	1.660416
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	14	122,800,023.04	13.77%	26	5.0635	NAP
							Defeased	14	122,800,023.04	13.77%	26	5.0635	NAP
California	16	80,673,890.77	9.05%	24	5.2323	2.288041
							Lodging	3	67,253,298.08	7.54%	23	5.2537	1.028461
Connecticut	1	22,901,590.28	2.57%	24	4.8200	0.745600
							Mixed Use	1	3,041,625.31	0.34%	24	5.5900	1.624300
Florida	4	73,921,036.23	8.29%	22	4.2402	1.386894
							Mobile Home Park	16	50,685,095.60	5.68%	23	4.7702	2.151639
Georgia	1	7,005,806.56	0.79%	24	5.4900	2.180100
							Multi-Family	4	27,447,392.89	3.08%	24	5.1229	1.304977
Illinois	2	67,220,357.92	7.54%	23	4.9336	1.368950
							Office	5	117,595,563.31	13.19%	23	5.0907	0.731282
Kentucky	1	6,732,075.22	0.76%	25	5.2600	1.355600
							Retail	30	491,018,779.97	55.07%	23	4.5534	1.768905
Michigan	5	27,870,810.47	3.13%	24	5.2186	2.296537
							Self Storage	3	11,749,585.83	1.32%	24	5.0757	4.087716
Nevada	2	29,615,671.67	3.32%	25	5.4422	0.817007
							Totals	76	891,591,363.92	100.00%	24	4.7876	1.660416
New Hampshire	1	114,279,789.40	12.82%	22	3.7750	2.565600

New York	4	121,679,271.37	13.65%	23	5.1019	0.800222

North Dakota	3	20,715,317.67	2.32%	24	5.0784	1.288526

Oregon	1	4,516,827.98	0.51%	25	5.4720	2.067700

Pennsylvania	3	32,017,906.55	3.59%	24	5.2631	1.399361

Texas	4	21,603,096.03	2.42%	23	4.8936	1.002111

Utah	1	72,190,472.18	8.10%	23	4.3700	1.697200

Virginia	1	36,445,559.94	4.09%	24	5.1400	1.261300

Wisconsin	12	29,401,860.75	3.30%	22	4.4070	1.742267

Totals	76	891,591,363.92	100.00%	24	4.7876	1.660416

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	122,800,023.04	13.77%	26	5.0635	NAP	Defeased	14	122,800,023.04	13.77%	26	5.0635	NAP
	4.000% or less	7	180,549,184.17	20.25%	22	3.8295	2.266052	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	5	138,384,459.62	15.52%	22	4.3830	1.597121	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	6	57,890,610.72	6.49%	23	4.7004	1.642046	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	23	376,019,886.10	42.17%	24	5.2870	1.392399	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	5	15,947,200.27	1.79%	24	5.5629	2.029777	49 months or greater	46	768,791,340.88	86.23%	23	4.7435	1.666445
	Totals	60	891,591,363.92	100.00%	24	4.7876	1.660416	Totals	60	891,591,363.92	100.00%	24	4.7876	1.660416
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	119,494,411.33	13.40%	23	5.0514	NAP	Defeased	13	119,494,411.33	13.40%	23	5.0514	NAP
	60 months or less	46	768,791,340.88	86.23%	23	4.7435	1.666445	Interest Only	4	49,935,000.00	5.60%	23	4.8031	3.021836
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	237 months or less	42	718,856,340.88	80.63%	23	4.7394	1.572294
85 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	59	888,285,752.21	99.63%	23	4.7850	1.661972
	Totals	59	888,285,752.21	99.63%	23	4.7850	1.661972
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	122,800,023.04	13.77%	26	5.0635	NAP	Defeased	1	3,305,611.71	0.37%	145	5.5000	NAP
Underwriter's Information		5	75,381,694.11	8.45%	22	4.6415	1.544502	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	40	640,689,288.85	71.86%	23	4.7180	1.732991	79 to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	52,720,357.92	5.91%	23	5.2000	1.032100	85 to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	115 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	891,591,363.92	100.00%	24	4.7876	1.660416	121 to 240 months	0	0.00	0.00%	0	0.0000	0.000000
								Totals	1	3,305,611.71	0.37%	145	5.5000	1.242336
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	1340738	RT	Merrimack	NH	Actual/360	3.77525%	372,241.71	231,654.22	0.00	N/A	07/01/23	--	114,511,443.60	114,279,789.40	09/01/21
2A	28000367	OF	Brooklyn	NY	Actual/360	5.40625%	171,825.99	101,992.96	0.00	N/A	09/01/23	--	36,910,813.04	36,808,820.08	09/01/21
2B	200280367				Actual/360	5.40625%	171,825.99	101,992.96	0.00	N/A	09/01/23	--	36,910,813.04	36,808,820.08	09/01/21
3	1340557	RT	Salt Lake City	UT	Actual/360	4.37025%	272,228.42	151,913.41	0.00	N/A	08/01/23	--	72,342,385.59	72,190,472.18	09/01/21
4	300691005	LO	Chicago	IL	Actual/360	5.20025%	236,745.52	150,850.47	0.00	N/A	08/01/23	--	52,871,208.39	52,720,357.92	04/01/20
5A	453000179	RT	Clearwater	FL	Actual/360	3.91225%	44,527.77	21,696.69	0.00	N/A	06/01/23	--	13,218,217.43	13,196,520.74	10/01/20
5B	453000181				Actual/360	3.91225%	101,175.62	49,299.04	0.00	N/A	06/01/23	--	30,034,321.88	29,985,022.84	10/01/20
5C	453000183				Actual/360	3.91225%	1,517.18	739.27	0.00	N/A	06/01/23	--	450,380.76	449,641.49	07/01/20
5D	453000185				Actual/360	3.91225%	16,849.67	8,210.20	0.00	N/A	06/01/23	--	5,001,880.81	4,993,670.61	07/01/20
5E	453000187				Actual/360	3.91225%	10,610.32	5,170.01	0.00	N/A	06/01/23	--	3,149,709.10	3,144,539.09	07/01/20
7	300961007	Various Various		CA	Actual/360	5.31025%	151,213.35	92,451.16	0.00	N/A	09/01/23	--	33,070,169.81	32,977,718.65	09/01/21
8	1340333	RT	Burke	VA	Actual/360	5.14025%	161,567.43	57,687.50	0.00	N/A	09/01/23	--	36,503,247.44	36,445,559.94	09/01/21
10	1238578	OF	New York	NY	Actual/360	4.41025%	129,920.03	51,067.96	0.00	N/A	06/05/23	--	34,211,990.49	34,160,922.53	09/05/21
11	300961011	MU	Norcross	GA	Actual/360	5.25025%	114,811.19	70,955.60	0.00	N/A	10/01/23	--	25,396,024.27	25,325,068.67	09/01/21
12	300961012	RT	North Las Vegas	NV	Actual/360	5.49025%	124,656.37	45,492.15	0.00	N/A	10/01/23	--	26,368,349.47	26,322,857.32	03/01/20
13	300961013	MH	Various	WI	Actual/360	4.40725%	86,210.57	47,703.25	0.00	N/A	07/01/23	--	22,717,382.53	22,669,679.28	09/01/21
15	300961015	RT	Lansdale	PA	Actual/360	5.37025%	97,888.31	37,549.31	0.00	N/A	09/01/23	--	21,168,853.48	21,131,304.17	09/01/21
16	300961016	RT	Avon	CT	Actual/360	4.82025%	95,183.10	31,026.88	0.00	N/A	09/01/23	--	22,932,617.16	22,901,590.28	09/01/21
19	300961019	RT	Redwood City	CA	Actual/360	5.30525%	90,450.25	0.00	0.00	N/A	10/01/23	--	19,800,000.00	19,800,000.00	09/01/21
20	1341048	LO	Sherman Oaks	CA	Actual/360	5.10025%	68,429.09	26,587.12	0.00	N/A	07/01/23	--	15,581,576.57	15,554,989.45	09/01/21
22	300961022	OF	Chicago	IL	Actual/360	4.70025%	53,310.96	27,077.90	0.00	N/A	03/01/23	--	13,172,233.78	13,145,155.88	09/01/21
24	300961024	RT	Chicago	IL	Actual/360	3.96525%	49,507.43	0.00	0.00	N/A	06/01/23	--	14,500,000.00	14,500,000.00	09/01/21
25	300961025	MH	Flat Rock	MI	Actual/360	5.05025%	50,953.30	21,930.71	0.00	N/A	09/01/23	--	11,717,143.17	11,695,212.46	09/01/21
26	300961026	RT	Winter Haven	FL	Actual/360	4.65025%	48,546.25	20,549.08	0.00	N/A	08/01/23	--	12,123,932.76	12,103,383.68	08/01/21
27	1340893	MF	Grand Forks	ND	Actual/360	5.04025%	51,631.51	19,147.53	0.00	N/A	09/01/23	--	11,896,661.01	11,877,513.48	09/01/21
28	300961028	MF	Katy	TX	Actual/360	5.50025%	51,047.64	18,563.29	0.00	N/A	10/01/23	--	10,778,386.45	10,759,823.16	09/01/21
30	300961030	RT	Santa Barbara	CA	Actual/360	5.27025%	49,187.06	13,352.01	0.00	N/A	09/01/23	--	10,838,795.64	10,825,443.63	09/01/21
31	300961031	IN	Paterson	NJ	Actual/360	4.31025%	35,086.11	16,441.61	0.00	N/A	06/01/23	--	9,453,632.42	9,437,190.81	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	300961032	RT	Frisco	TX	Actual/360	4.57025%	32,127.63	25,253.22	0.00	N/A	07/01/23	--	8,164,006.36	8,138,753.14	09/01/21
33	1340610	RT	New York	NY	Actual/360	5.06025%	43,572.22	0.00	0.00	N/A	09/01/23	--	10,000,000.00	10,000,000.00	09/01/21
34	1340894	MF	Grand Forks	ND	Actual/360	5.13025%	39,102.91	14,014.57	0.00	N/A	09/01/23	--	8,851,818.76	8,837,804.19	09/01/21
35	300961035	LO	Katy	TX	Actual/360	5.41025%	35,100.81	7,475.18	0.00	N/A	08/01/23	--	7,534,608.78	7,527,133.60	09/01/21
36	1340546	RT	Plymouth	MI	Actual/360	5.08025%	35,335.99	15,044.11	0.00	N/A	09/01/23	--	8,077,822.40	8,062,778.29	09/01/21
39	300961039	SS	Plantation	FL	Actual/360	4.95525%	36,267.85	0.00	0.00	N/A	08/01/23	--	8,500,000.00	8,500,000.00	09/01/21
41	300961041	RT	Fresno	CA	Actual/360	5.37025%	34,350.48	10,422.29	0.00	N/A	09/01/23	--	7,428,468.44	7,418,046.15	09/01/21
42	300961042	LO	Cartersville	GA	Actual/360	5.49025%	33,177.60	12,195.34	0.00	N/A	09/01/23	--	7,018,001.90	7,005,806.56	09/01/21
43	300961043	MH	Various	WI	Actual/360	4.40725%	25,601.83	14,166.37	0.00	N/A	07/01/23	--	6,746,347.81	6,732,181.44	09/01/21
44	300961044	SS	Royal Palm Beach	FL	Actual/360	5.45025%	32,556.44	12,051.38	0.00	N/A	10/01/23	--	6,937,152.44	6,925,101.06	09/01/21
45	300961045	MF	Lexington	KY	Actual/360	5.26025%	30,547.38	12,102.93	0.00	N/A	10/01/23	--	6,744,178.15	6,732,075.22	09/01/21
46	300961046	SS	Los Angeles	CA	Actual/360	5.52225%	32,143.86	11,682.24	0.00	N/A	09/01/23	--	6,759,933.45	6,748,251.21	09/01/21
49	300961049	SS	Coral Springs	FL	Actual/360	5.38525%	28,404.10	10,837.54	0.00	N/A	09/01/23	--	6,125,423.37	6,114,585.83	09/01/21
51	300961051	RT	Hermitage	PA	Actual/360	5.50025%	27,480.78	9,993.29	0.00	N/A	10/01/23	--	5,802,394.39	5,792,401.10	09/01/21
53	300961053	RT	Hanover	PA	Actual/360	4.55025%	20,021.01	15,734.15	0.00	N/A	08/01/23	--	5,109,935.43	5,094,201.28	09/01/21
54	300961054	MF	Fairborn	OH	Actual/360	4.25025%	19,347.27	11,374.38	0.00	N/A	07/01/23	--	5,286,539.69	5,275,165.31	09/01/21
55	300961055	SS	Naples	FL	Actual/360	4.95525%	26,454.19	0.00	0.00	N/A	08/01/23	--	6,200,000.00	6,200,000.00	09/01/21
56	300961056	SS	North Hollywood	CA	Actual/360	5.52225%	25,047.17	9,103.03	0.00	N/A	09/01/23	--	5,267,481.54	5,258,378.51	09/01/21
58	300961058	SS	Various	CA	Actual/360	4.74025%	23,000.19	0.00	0.00	N/A	08/01/23	--	5,635,000.00	5,635,000.00	09/01/21
60	300961060	MH	Bend	OR	Actual/360	5.47225%	21,320.19	7,830.53	0.00	N/A	10/01/23	--	4,524,658.51	4,516,827.98	09/01/21
61	300961061	MH	Lockport	NY	Actual/360	5.19025%	17,940.90	7,289.79	0.00	N/A	10/01/23	--	4,014,373.28	4,007,083.49	09/01/21
62	1340675	RT	Harlingen	TX	Actual/360	5.50025%	15,727.86	15,227.07	0.00	N/A	10/01/33	--	3,320,838.78	3,305,611.71	09/01/21
63	1340450	RT	Pembroke Pines	FL	Actual/360	5.52025%	18,730.20	6,762.99	0.00	N/A	10/01/23	--	3,940,434.86	3,933,671.87	09/01/21
64	1340741	OF	Franklin Square	NY	Actual/360	5.53025%	18,607.07	6,743.36	0.00	N/A	09/01/23	--	3,907,452.04	3,900,708.68	09/01/21
65	1340480	OF	Santa Monica	CA	Actual/360	4.57025%	15,836.83	6,640.70	0.00	N/A	07/01/23	--	4,024,323.04	4,017,682.34	09/01/21
66	1340853	RT	Rowlett	TX	Actual/360	5.13025%	14,639.18	7,901.34	0.00	N/A	09/01/23	--	3,313,906.44	3,306,005.10	09/01/21
67	300961067	RT	Las Vegas	NV	Actual/360	5.06025%	14,374.38	6,164.41	0.00	N/A	09/01/23	--	3,298,978.76	3,292,814.35	09/01/21
68	300961068	RT	Round Rock	TX	Actual/360	4.12025%	9,384.19	13,884.05	0.00	N/A	07/01/23	--	2,645,088.24	2,631,204.19	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
69	300961069	MU	Livonia	MI	Actual/360	5.59025%	14,680.86	8,239.67	0.00	N/A	09/01/23	--	3,049,864.98	3,041,625.31	09/01/21
70	300961070	MH	St Johns	MI	Actual/360	5.62325%	14,380.73	5,043.41	0.00	N/A	09/01/23	--	2,969,981.25	2,964,937.84	09/01/21
71	300961071	RT	Pendleton	OR	Actual/360	4.07025%	8,283.07	5,197.80	0.00	N/A	08/01/23	--	2,363,401.58	2,358,203.78	09/01/21
72	300961072	MH	Coloma	MI	Actual/360	5.58025%	10,137.91	3,609.73	0.00	N/A	09/01/23	--	2,109,866.30	2,106,256.57	09/01/21
Totals							3,682,831.22	1,713,087.16	0.00				893,304,451.06	891,591,363.92
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,414,941.00	9,696,185.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	12,564,934.66	3,111,860.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,202,283.58	4,671,371.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	10,736,254.00	10,187,249.00	04/01/19	03/31/20	08/11/21	0.00	534,076.03	386,480.55	6,039,492.54	2,201,279.53	0.00
5A	10,624,787.00	5,276,997.00	01/01/21	06/30/21	03/11/21	6,425,689.43	163,673.64	44,423.91	561,188.12	0.00	0.00
5B	0.00	0.00	--	--	03/11/21	14,600,397.21	371,650.51	100,939.63	1,275,374.32	0.00	0.00
5C	0.00	0.00	--	--	03/11/21	218,940.79	5,576.81	1,513.65	25,859.30	0.00	0.00
5D	0.00	0.00	--	--	03/11/21	2,431,533.06	82,203.11	16,810.36	266,922.90	0.00	0.00
5E	0.00	0.00	--	--	03/11/21	1,531,148.41	51,763.72	10,585.57	168,082.70	0.00	0.00
7	6,167,155.53	2,911,777.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,822,279.28	1,789,389.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,978,870.40	1,446,488.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1,301,713.00	0.00	--	--	06/11/21	10,168,711.15	985,498.63	121,694.77	2,089,211.69	61,260.93	0.00
13	2,489,710.82	1,401,464.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,784,729.00	1,257,711.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,726,680.03	313,166.45	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,122,944.23	1,700,362.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,713,057.61	791,034.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,501,124.16	1,328,936.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,604,004.00	0.00	--	--	--	0.00	0.00	68,886.53	68,886.53	6,322.05	0.00
27	1,288,195.73	579,545.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,108,058.00	1,139,196.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,560,814.54	502,768.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	999,161.64	549,785.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	761,222.49	427,509.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	9,781.00	0.00	--	--	--	0.00	49,337.04	0.00	0.00	0.00	0.00
36	1,224,377.28	440,460.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	613,185.00	649,342.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	775,211.00	1,320,661.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	735,842.64	450,690.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	788,921.13	377,205.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,201,824.00	666,050.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	677,729.50	134,608.13	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1,033,050.00	194,415.38	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1,368,546.57	748,278.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	731,471.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	433,688.69	322,681.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	534.42	0.00
64	511,941.66	263,819.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	359,385.85	120,834.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	339,625.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	653,634.00	717,569.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	795,531.00	850,555.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
69	384,286.05	245,788.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	592,817.00	285,088.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	477,287.00	267,547.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	108,181,056.16	57,138,397.62				35,376,420.05	2,243,779.49	751,334.99	10,495,018.10	2,269,396.93	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	7	130,812,610.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787610%	4.722124%	24
08/17/21	0	0.00	0	0.00	7	131,094,067.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787658%	4.722164%	25
07/16/21	0	0.00	0	0.00	8	138,304,837.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787280%	4.719814%	26
06/17/21	0	0.00	0	0.00	8	138,634,725.86	0	0.00	0	0.00	0	0.00	1	28,038.06	0	0.00	4.787354%	4.719876%	27
05/17/21	0	0.00	0	0.00	8	138,972,792.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787436%	4.719940%	28
04/16/21	0	0.00	0	0.00	8	139,299,945.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787508%	4.720000%	29
03/17/21	0	0.00	0	0.00	8	139,607,290.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787569%	4.720049%	30
02/18/21	0	0.00	0	0.00	8	139,968,906.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787656%	4.720125%	31
01/15/21	0	0.00	0	0.00	8	140,273,434.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787715%	4.720172%	32
12/17/20	0	0.00	0	0.00	8	140,576,679.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787772%	4.720218%	33
11/18/20	0	0.00	0	0.00	8	140,897,296.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787838%	4.720272%	34
10/19/20	0	0.00	0	0.00	8	141,197,914.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787893%	4.723704%	35
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	300691005	04/01/20	16	6	386,480.55	6,039,492.54	2,230,186.98	55,263,047.90	07/15/20	13
5A	453000179	10/01/20	10	6	44,423.91	561,188.12	0.00	13,439,757.93	06/19/20	13
5B	453000181	10/01/20	10	6	100,939.63	1,275,374.32	0.00	30,537,704.34	06/19/20	13
5C	453000183	07/01/20	13	6	1,513.65	25,859.30	0.00	460,105.79	06/19/20	13
5D	453000185	07/01/20	13	6	16,810.36	266,922.90	0.00	5,109,885.58	06/19/20	13
5E	453000187	07/01/20	13	6	10,585.57	168,082.70	0.00	3,217,720.28	06/19/20	13
12	300961012	03/01/20	17	6	121,694.77	2,089,211.69	100,675.47	27,144,850.91	10/04/18	2
26	300961026	08/01/21	0	B	68,886.53	68,886.53	9,196.28	12,123,932.76	10/19/20	2
Totals					751,334.99	10,495,018.10	2,340,058.73	147,297,005.49
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		774,170,842	669,681,090	104,489,753		0
25 - 36 Months		114,114,910	87,792,053	26,322,857		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		3,305,612	3,305,612	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	891,591,364	760,778,754	0	0	130,812,610	0
Aug-21	893,304,451	762,210,383	0	0	131,094,068	0
Jul-21	894,398,903	756,094,066	0	0	138,304,838	0
Jun-21	896,232,941	757,598,215	0	0	138,634,726	0
May-21	897,977,264	759,004,472	0	0	138,972,792	0
Apr-21	899,796,967	760,497,022	0	0	139,299,946	0
Mar-21	901,498,633	761,891,343	0	0	139,607,291	0
Feb-21	903,526,296	763,557,390	0	0	139,968,906	0
Jan-21	905,212,537	764,939,103	0	0	140,273,434	0
Dec-20	906,891,810	766,315,130	0	0	140,576,680	0
Nov-20	908,675,840	767,778,544	0	0	140,897,296	0
Oct-20	910,340,799	769,142,884	0	0	141,197,915	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	300691005	52,720,357.92	55,263,047.90	123,500,000.00	08/01/21	10,187,249.00	1.18630	06/30/21	08/01/23	202
5A	453000179	13,196,520.74	13,439,757.93	91,500,000.00	08/11/20	10,641,458.04	1.20120	06/30/21	06/01/23	264
5B	453000181	29,985,022.84	30,537,704.34	91,500,000.00	08/11/20	3,211,465.57	1.66020	06/30/21	06/01/23	264
5C	453000183	449,641.49	460,105.79	91,500,000.00	08/11/20	48,157.66	1.66020	06/30/21	06/01/23	264
5D	453000185	4,993,670.61	5,109,885.58	91,500,000.00	08/11/20	534,833.70	1.66020	06/30/21	06/01/23	264
5E	453000187	3,144,539.09	3,217,720.28	91,500,000.00	08/11/20	336,787.45	1.66020	06/30/21	06/01/23	264
12	300961012	26,322,857.32	27,144,850.91	21,000,000.00	05/12/21	1,301,713.00	0.63750	06/30/21	10/01/23	264
26	300961026	12,103,383.68	12,123,932.76	13,250,000.00	01/26/21	1,604,004.00	1.93450	06/30/21	08/01/23	264
Totals		142,915,993.69	147,297,005.49	615,250,000.00		27,865,668.42

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	300691005	LO	IL	07/15/20	13

COVID - The loan transferred to special servicing on 7/15/2020 due to payment default. The loan is part of a pari passu A-1/A-2 loan secured by a 523-rooms, dual flagged Marriott Residence Inn and Springhill Suites. The hotel was built in 2008

	(renovated in 2016) and is located in Chicago, IL. The hotel was inspected 8/2021 and found to be in good condition. File being reviewed to determine workout strategy going forward.

5A	453000179	RT	FL	06/19/20	13

8/5/2021: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months du e to COVID restrictions. Westfield determined to no longer support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver

	filed on 12/29/2020.	Appoint ment of JLL as Receiver entered on 1/6/2021. Receiver overseeing all leasing and management and 2021 budget approved. The property is 94% occupied and managed by JLL Retail.

5B	453000181	Various	Various	06/19/20	13

8/5/2021: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months du e to COVID restrictions. Westfield determined to no longer support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver

	filed on 12/29/2020.	Appoint ment of JLL as Receiver entered on 1/6/2021. Receiver overseeing all leasing and management and 2021 budget approved. The property is 94% occupied and managed by JLL Retail.

5C	453000183	Various	Various	06/19/20	13

8/5/2021: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months du e to COVID restrictions. Westfield determined to no longer support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver

	filed on 12/29/2020.	Appoint ment of JLL as Receiver entered on 1/6/2021. Receiver overseeing all leasing and management and 2021 budget approved. The property is 94% occupied and managed by JLL Retail.

5D	453000185	Various	Various	06/19/20	13

8/5/2021: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months du e to COVID restrictions. Westfield determined to no longer support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver

	filed on 12/29/2020.	Appoint ment of JLL as Receiver entered on 1/6/2021. Receiver overseeing all leasing and management and 2021 budget approved. The property is 94% occupied and managed by JLL Retail.

5E	453000187	Various	Various	06/19/20	13

8/5/2021: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months du e to COVID restrictions. Westfield determined to no longer support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver

	filed on 12/29/2020.	Appoint ment of JLL as Receiver entered on 1/6/2021. Receiver overseeing all leasing and management and 2021 budget approved. The property is 94% occupied and managed by JLL Retail.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	300961012	RT	NV	10/04/18	2

Loan transferred to special servicing 10/4/18 following the closure of Toys R Us (65,705sf; 35.63% NRA; 43% EGI). Receiver was appointed on 7/2/19. Lease extensions for PetSmart, Staples, and Michaels have been executed since that time.

Undeveloped pad si te that serves as additional collateral is under contract to be sold through receiver. Leasing team negotiation lease with Burlington Coat Factory for half of the vacant Toys R Us space. SpecialServicer planning to move forward with foreclosure. Property is 64% occupied as of July 2021.

26	300961026	RT	FL	10/19/20	2

Transferred to Special Servicing on 10/19/2020 due to Imminent Major Tenant Default. Macy's lease expired on 1/30/2021 and will not be renewing. Belk recently extended its lease through 7/31/2026, but is now in Chapter 11. Loan is current as

Cash Trap in place. Borrower was actively pursuing re-leasing of Macy's space, but has determined it is unwilling to contribute the necessary equity funds based on the terms of available LOIs. Borrower now working with Lender on a consensual foreclosure action and app ointment of a Receiver.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 26 of 31

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 27 of 31

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 28 of 31

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,382.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	2,845.59	0.00	0.00	21,535.34	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	6,465.72	0.00	0.00	48,932.42	0.00	0.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	96.96	0.00	0.00	733.76	0.00	0.00	0.00	0.00	0.00	0.00
5D	0.00	0.00	1,076.79	0.00	0.00	8,149.15	0.00	0.00	0.00	0.00	0.00	0.00
5E	0.00	0.00	678.06	0.00	0.00	5,131.56	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,676.52	0.00	0.00	47,897.45	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	2,610.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	30,831.65	0.00	0.00	132,379.68	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		163,211.33

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 30 of 31

Exchange of Exchangeable Certificates--March 2016

In March 2016 an exchange of exchangeable certificates took effect in which $116,464,000.00 of Class PST was exchanged for $52,648,500.00 of Class A-S, $37,491,500.00 of Class B, and $26,324,000.00 of Class C.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 31 of 31